CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 233,401	$ 398,484
Accounts receivable	800,619	667,596
Unbilled accounts receivable	366,168	274,912
Inventories	742,634	658,510
Deposits in escrow	0	744,748
Other assets	122,291	123,381
Total current assets	2,265,113	2,867,631
Property, plant and equipment	1,026,046	912,230
Accumulated depreciation	(452,074)	(393,854)
Property, plant and equipment, net	573,972	518,376
Other Assets
Goodwill	2,460,103	2,078,765
Other intangibles, net	1,204,432	1,053,860
Other noncurrent assets	76,360	62,386
Total other assets	3,740,895	3,195,011
Total Assets	6,579,980	6,581,018
Current Liabilities
Accounts payable	552,525	530,211
Customer deposits	369,716	256,591
Accrued compensation	164,210	145,324
Accrued warranty	137,542	123,190
Current portion of long-term debt	47,225	129,809
Other accrued liabilities	302,112	261,514
Total current liabilities	1,573,330	1,446,639
Long-term debt	1,823,303	1,762,967
Accrued postretirement and pension benefits	103,734	110,597
Deferred income taxes	175,902	245,680
Accrued warranty	15,521	15,802
Other long-term liabilities	59,658	22,508
Total liabilities	3,751,448	3,604,193
Commitment and Contingencies (Note 19)
Equity
Preferred stock, 1,000,000 shares authorized, no shares issued	0	0
Common stock, $.01 par value; 200,000,000 shares authorized: 132,349,534 shares issued and 96,034,352 and 95,425,432 outstanding at December 31, 2017 and December 31, 2016, respectively	1,323	1,323
Additional paid-in capital	906,616	869,951
Treasury stock, at cost, 36,315,182 and 36,924,102 shares, at December 31, 2017 and December 31, 2016, respectively	(827,379)	(838,950)
Retained earnings	2,773,300	2,553,258
Accumulated other comprehensive loss	(44,992)	(379,605)
Total Westinghouse Air Brake Technologies Corporation shareholders' equity	2,808,868	2,205,977
Noncontrolling interest	19,664	770,848
Total equity	2,828,532	2,976,825
Total Liabilities and Equity	$ 6,579,980	$ 6,581,018